Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 0	$ 369,294	$ (338,462)	$ 30,832
Balance (in shares) at Dec. 31, 2016	2,271,479
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	2,597	0	2,597
Issuance of common stock (in shares)	193,810
Issuance of convertible notes	$ 0	10,389	0	10,389
Stock based compensation	$ 0	730	0	730
Stock based compensation (in shares)	0
Net loss	$ 0	0	(3,235)	(3,235)
Balance at Dec. 31, 2017	$ 0	383,010	(341,697)	41,313
Balance (in shares) at Dec. 31, 2017	2,465,289
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of revenue recognition accounting policy adjustment | ASU 2014-09 [Member]	$ 0	0	(1,788)	(1,788)
Issuance of common stock	$ 0	1,541	0	1,541
Issuance of common stock (in shares)	120,000
Stock based compensation	$ 0	1,295	0	1,295
Stock based compensation (in shares)	80,895
Net loss	$ 0	0	(21,058)	(21,058)
Balance at Dec. 31, 2018	$ 0	385,846	(364,543)	$ 21,303
Balance (in shares) at Dec. 31, 2018	2,666,184
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)				18,067,631
Issuance of common stock and warrants	$ 3	18,844	0	$ 18,847
Issuance of common stock and warrants (in shares)	24,090,199
Related parties liabilities released (Note 4)	$ 0	96	0	96
Stock based compensation	$ 0	1,310	0	1,310
Stock based compensation (in shares)	143,667
Net loss	$ 0	0	(11,698)	(11,698)
Balance at Dec. 31, 2019	$ 3	$ 406,096	$ (376,241)	$ 29,858
Balance (in shares) at Dec. 31, 2019	26,900,050